PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 36,056	$ 29,837
Accumulated depreciation	22,081	19,473
Depreciated cost	13,975	10,364
Depreciation expenses	3,083	3,030	3,174
Installed products [Member]
Cost	6,898	4,640
Accumulated depreciation	4,464	3,786
Computers and electronic equipment [Member]
Cost	8,612	6,831
Accumulated depreciation	6,743	5,534
Office furniture and equipment [Member]
Cost	943	756
Accumulated depreciation	629	528
Motor vehicles [Member]
Cost	11,692	11,412
Accumulated depreciation	4,839	4,732
Network installation [Member]
Cost	4,431	4,228
Accumulated depreciation	4,219	3,973
Buildings [Member]
Cost	558	510
Accumulated depreciation	60	46
Leasehold improvements [Member]
Cost	2,922	1,460
Accumulated depreciation	$ 1,127	$ 874